Accounting Policies, by Policy (Policies)	12 Months Ended
Nov. 30, 2012
Cash and Cash Equivalents, Policy [Policy Text Block]
(a)	Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three months or less to be cash equivalents. Cash equivalent balances consist of bankers acceptances and bank accounts with variable, market rates of interest.

The financial risks associated with these instruments are minimal and the Company has not experienced any losses from investments in these securities. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(b)	Financial Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

Regulatory Income Taxes, Policy [Policy Text Block]
(c)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts submitted by management based on research and development costs incurred during the year up to November 30, 2012.

Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

Property, Plant and Equipment, Policy [Policy Text Block]
(d)	Property and equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital leases are pledged as collateral for the related lease obligation. Repairs and maintenance expenditures are charged to operations; major betterments and replacements are capitalized

Property, Plant and Equipment, Impairment [Policy Text Block]
(e)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on internal or external appraisals.

Revenue Recognition, Policy [Policy Text Block]
(g)	Revenue recognition

The Company accounts for revenue in accordance with the provision of ASC topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, research and development support payments, scale-up services and royalty payments on sales of resulting products. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition. A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

For contracts that have been put on hold, the Company does not recognize any upfront fees from the period in which the product was on hold. For contracts that are terminated or abandoned, the Company recognizes all of the remaining unrecognized upfront fees in the period in which the contract was terminated, and net of amounts that are reimbursable, if any.

Revenue from the achievement of research and development milestones, if deemed substantive, is recognized as revenue when the milestones are achieved, and the milestone payments are due and collectible. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is non-refundable; (ii) achievement of the milestone was not reasonably assured at the inception of the arrangement; (iii) substantive effort is involved to achieve the milestone; and (iv) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with achievement of the milestone. If any of these conditions are not met, the Company recognizes a proportionate amount of the milestone payment upon receipt as revenue that correlates to work already performed and the remaining portion of the milestone payment would be deferred and recognized as revenue as the Company completes its performance obligations.

Other services

Scale-up is the process of translating a laboratory batch to a much larger (manufacturing scale) batch. Revenue generated from any scale-up activities is recorded under ASC topic 605. Costs and profit margin related to these services that are in excess of amounts billed are recorded in accounts receivable, and amounts billed related to these services that are in excess of costs and profit margin are recorded in deferred revenue.

Royalties

The Company will recognize revenue from royalties based on licensees' sales of the Company's products or technologies. Royalties are recognized as earned in accordance with the contract terms when royalties from licenses can be reasonably estimated and collectability is reasonably assured. To date, the Company has not yet recognized any royalty revenue.

Research and Development Expense, Policy [Policy Text Block]
(h)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(h)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(i)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 14.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

(j)	Translation of foreign currencies

The financial statements of Intellipharmaceutics International Inc. are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the statement of operations and comprehensive loss.

(k)	Stock-based compensation

The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the appropriate term. The provisions of the Company's stock-based compensation plans do not require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity.

Share-based compensation expense recognized during the period is based on the value of share-based payment awards that are ultimately expected to vest. The Company estimates forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The share based compensation expense is recorded in the statement of operations and comprehensive loss under research and development expense and under selling, general and administration expense. Note 10 provides supplemental disclosure of the Company's stock options.

Income Tax, Policy [Policy Text Block]
(i)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 14.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(j)	Translation of foreign currencies

The financial statements of Intellipharmaceutics International Inc. are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the statement of operations and comprehensive loss.

Earnings Per Share, Policy [Policy Text Block]
(l)	Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options and warrants to purchase 7,830,059, 7,876,229, and 1,687,914 common shares of the Company during fiscal 2012, 2011, and 2010, respectively, were not included in the computation of diluted EPS because the Company has incurred a loss for the years ended November 30, 2012, 2011 and 2010 as the effect would be anti-dilutive.

Comprehensive Income, Policy [Policy Text Block]
(m)	Comprehensive loss

The Company follows ASC topic 810-10. This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is loss plus certain items that are recorded directly to shareholders' equity. Other than foreign exchange gains and losses arising from cumulative translation adjustments, the Company has no other comprehensive loss items.

Fair Value Measurement, Policy [Policy Text Block]
(n)	Fair value measurement

Under ASC topic 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic 820 establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. The adoption of ASC topic 820 for financial assets and liabilities did not have a material effect on the Company's consolidated financial statements, or result in any significant changes to its valuation techniques or key considerations used in valuations.

New Accounting Pronouncements, Policy [Policy Text Block]
(o)	Recently adopted accounting pronouncements

In May 2011, the FASB provided amendments ASU 2011-4 “Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments provide clarification and/or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. These amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-4 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.

In June 2011, the FASB provided amendments ASU 2011-05 “Presentation of Comprehensive Income” requiring an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. Additionally, the amendments require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements, as the Company was already presenting its statement of comprehensive income in accordance with the guidelines above.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements."  The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05 (i.e., those related to the requirement to report the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements). Accordingly, for public entities, the effective date is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company adopted ASU 2011-12 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.